Revenue and Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue From Contract With Customer And Accounts Receivable [Abstract]
Revenue and accounts receivable
3.
Revenue and accounts receivable
Disaggregation of Revenue
The following table presents the detail of revenues as recorded in the unaudited condensed consolidated statements of operations:

	Nine Months Ended September 30,
	2021	2020
Revenue under power purchase agreements	$12,341	$8,830
Revenue from net metering credits	17,922	9,757
Solar renewable energy certificate revenue	17,164	13,353
Performance based incentives	1,051	1,636
Other revenue	1,744	437

Total	$50,222	$34,013

Accounts receivable
The following table presents the detail of receivables as recorded in accounts receivable in the unaudited condensed consolidated balance sheets:

	As of September 30, 2021	As of December 31, 2020
Power purchase agreements	$2,897	$1,388
Net metering credits	4,950	3,016
Solar renewable energy certificates	3,456	1,108
Performance based incentives	94	135
Other	159	105

Total	$11,556	$5,752

Payment is typically received within 30-60 days for invoiced revenue as part of PPA and NMCAs. Receipt of payment relative to invoice date varies by customer for RECs. The Company does not have any other significant contract asset or liability balances related to revenues.

3.
Revenue and accounts receivable
Disaggregation of Revenue
The following table presents the detail of revenues as recorded in the consolidated statements of operations:

	For the Year Ended December 31,
	2020	2019
Revenue under power purchase agreements	$11,639	$7,143
Revenue from net metering credits	12,171	9,282
Solar renewable energy certificate revenue	18,870	16,914
Performance based incentives	2,093	3,120
Other revenue	505	975

Total	$45,278	$37,434

Accounts receivable
The following table presents the detail of receivables as recorded in accounts receivable in the consolidated balance sheets:

	As of December 31,
	2020	2019	2018
Power purchase agreements	$1,388	$574	$580
Net metering credits	3,016	748	791
Solar renewable energy certificates	1,108	342	336
Performance based incentives	135	70	60
Other	105	296	173

Total	$5,752	$2,030	$1,940

Payment is typically received within 30 days for invoiced revenue as part of PPA and NMC agreements. Receipt of payment relative to invoice date varies by customer for RECs. The Company does not have any other significant contract asset or liability balances related to revenues.